SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	27. SUBSEQUENT EVENTS Subsequent to year end, the Company issued 300,606 common shares pursuant to the exercise of convertible debentures (Note 18).